Condensed Consolidating Financial Statements (Condensed consolidating balance sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 47,241		$ 115,216
Accounts receivable—trade, net	206,055	$ 199,679	202,914
Inventories, net	479,023		443,177
Prepaid expenses and other current assets	23,677		19,490
Costs and estimated profits in excess of billings	9,159	9,584	9,584
Accrued revenue	862	3,235	0
Total current assets	766,017		790,381
Property and equipment, net of accumulated depreciation	177,358		197,281
Deferred financing costs, net	2,071		2,900
Intangibles, net	359,048		443,064
Goodwill	469,647		755,245	$ 652,743
Investment in unconsolidated subsidiary	44,982		0
Deferred income taxes, net	1,234		3,344
Other long-term assets	9,295		3,013
Investment in affiliates	0		0
Long-term advances to affiliates	0		0
Total assets	1,829,652		2,195,228	$ 1,835,192
Current liabilities
Current portion of long-term debt	1,167		1,156
Accounts payable—trade	143,186		137,684
Accrued liabilities	81,032		66,765
Deferred revenue	8,335	8,819	8,819
Billings in excess of costs and profits recognized	3,210	$ 1,881	1,881
Total current liabilities	236,930		216,305
Long-term debt, net of current portion	517,544		506,750
Deferred income taxes, net	15,299		31,232
Other long-term liabilities	29,753		31,925
Long-term payables to affiliates	0		0
Total liabilities	799,526		786,212
Total stockholders’ equity	1,030,126		1,409,016
Total liabilities and equity	1,829,652		2,195,228
Reportable Legal Entities | FET (Parent)
Current assets
Cash and cash equivalents	0		0
Accounts receivable—trade, net	0		0
Inventories, net	0		0
Prepaid expenses and other current assets	0		0
Costs and estimated profits in excess of billings	0		0
Accrued revenue	0
Total current assets	0		0
Property and equipment, net of accumulated depreciation	0		0
Deferred financing costs, net	2,071		2,900
Intangibles, net	0		0
Goodwill	0		0
Investment in unconsolidated subsidiary	0
Deferred income taxes, net	0		0
Other long-term assets	0		0
Investment in affiliates	877,764		1,250,593
Long-term advances to affiliates	674,220		667,968
Total assets	1,554,055		1,921,461
Current liabilities
Current portion of long-term debt	0		0
Accounts payable—trade	0		0
Accrued liabilities	6,873		6,638
Deferred revenue	0		0
Billings in excess of costs and profits recognized	0		0
Total current liabilities	6,873		6,638
Long-term debt, net of current portion	517,056		505,807
Deferred income taxes, net	0		0
Other long-term liabilities	0		0
Long-term payables to affiliates	0		0
Total liabilities	523,929		512,445
Total stockholders’ equity	1,030,126		1,409,016
Total liabilities and equity	1,554,055		1,921,461
Reportable Legal Entities | Guarantor Subsidiaries
Current assets
Cash and cash equivalents	24,977		73,981
Accounts receivable—trade, net	177,986		168,162
Inventories, net	416,237		374,527
Prepaid expenses and other current assets	23,585		12,679
Costs and estimated profits in excess of billings	6,202		9,584
Accrued revenue	0
Total current assets	648,987		638,933
Property and equipment, net of accumulated depreciation	156,434		167,407
Deferred financing costs, net	0		0
Intangibles, net	320,056		390,752
Goodwill	433,415		599,677
Investment in unconsolidated subsidiary	1,222
Deferred income taxes, net	1,170		0
Other long-term assets	4,194		2,086
Investment in affiliates	265,714		418,799
Long-term advances to affiliates	0		0
Total assets	1,831,192		2,217,654
Current liabilities
Current portion of long-term debt	1,150		1,048
Accounts payable—trade	121,019		117,158
Accrued liabilities	40,913		46,962
Deferred revenue	4,742		4,455
Billings in excess of costs and profits recognized	84		1,394
Total current liabilities	167,908		171,017
Long-term debt, net of current portion	480		908
Deferred income taxes, net	0		22,737
Other long-term liabilities	12,288		13,907
Long-term payables to affiliates	772,752		758,492
Total liabilities	953,428		967,061
Total stockholders’ equity	877,764		1,250,593
Total liabilities and equity	1,831,192		2,217,654
Reportable Legal Entities | Non-Guarantor Subsidiaries
Current assets
Cash and cash equivalents	22,264		41,235
Accounts receivable—trade, net	28,069		34,752
Inventories, net	69,878		77,454
Prepaid expenses and other current assets	92		6,811
Costs and estimated profits in excess of billings	2,957		0
Accrued revenue	862
Total current assets	124,122		160,252
Property and equipment, net of accumulated depreciation	20,924		29,874
Deferred financing costs, net	0		0
Intangibles, net	38,992		52,312
Goodwill	36,232		155,568
Investment in unconsolidated subsidiary	43,760
Deferred income taxes, net	64		3,344
Other long-term assets	5,101		927
Investment in affiliates	0		0
Long-term advances to affiliates	98,532		90,524
Total assets	367,727		492,801
Current liabilities
Current portion of long-term debt	17		108
Accounts payable—trade	22,167		20,526
Accrued liabilities	33,246		13,165
Deferred revenue	3,593		4,364
Billings in excess of costs and profits recognized	3,126		487
Total current liabilities	62,149		38,650
Long-term debt, net of current portion	8		35
Deferred income taxes, net	15,299		8,495
Other long-term liabilities	17,465		18,018
Long-term payables to affiliates	0		0
Total liabilities	94,921		65,198
Total stockholders’ equity	272,806		427,603
Total liabilities and equity	367,727		492,801
Eliminations
Current assets
Cash and cash equivalents	0		0
Accounts receivable—trade, net	0		0
Inventories, net	(7,092)		(8,804)
Prepaid expenses and other current assets	0		0
Costs and estimated profits in excess of billings	0		0
Accrued revenue	0
Total current assets	(7,092)		(8,804)
Property and equipment, net of accumulated depreciation	0		0
Deferred financing costs, net	0		0
Intangibles, net	0		0
Goodwill	0		0
Investment in unconsolidated subsidiary	0
Deferred income taxes, net	0		0
Other long-term assets	0		0
Investment in affiliates	(1,143,478)		(1,669,392)
Long-term advances to affiliates	(772,752)		(758,492)
Total assets	(1,923,322)		(2,436,688)
Current liabilities
Current portion of long-term debt	0		0
Accounts payable—trade	0		0
Accrued liabilities	0		0
Deferred revenue	0		0
Billings in excess of costs and profits recognized	0		0
Total current liabilities	0		0
Long-term debt, net of current portion	0		0
Deferred income taxes, net	0		0
Other long-term liabilities	0		0
Long-term payables to affiliates	(772,752)		(758,492)
Total liabilities	(772,752)		(758,492)
Total stockholders’ equity	(1,150,570)		(1,678,196)
Total liabilities and equity	$ (1,923,322)		$ (2,436,688)